Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands		6 Months Ended	12 Months Ended
	Feb. 03, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets		£ 138
Mereo Bio Pharma Three Limited Ultrageny x And Amgen [Member] | Non Exclusive Worldwide Royalty Free Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Loss due to changes in the timelines and probabilty of milestones achieved		300	£ 400
Company Ultragenyx UCB Pharma And Amgen Inc [Member] | Non Exclusive Worldwide Royalty Free Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Addition to intangible assets excluding goodwill other than through business combination	£ 1,200
Amortisation charge recognised on intangible assets			0
Company Ultragenyx UCB Pharma And Amgen Inc [Member] | Non Exclusive Worldwide Royalty Free Agreement [Member] | Administrative [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets		100
Contingent consideration recognized during the period for intangible assets acquired	600
Other provisions [member] | Company Ultragenyx UCB Pharma And Amgen Inc [Member] | Non Exclusive Worldwide Royalty Free Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
New provisions other provisions	£ 600
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets		£ 0	£ 0